General	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
General	GENERALFLEX LNG Ltd. ("FLEX LNG" or the "Company") is a limited liability company incorporated in Bermuda. The Company is currently listed on the Oslo and New York Stock Exchanges under the symbol "FLNG". The Company's activities are focused on seaborne transportation of liquefied natural gas ("LNG") through the ownership and operation of fuel efficient, fifth generation LNG carriers. As of December 31, 2020, the Company had ten LNG carriers in operation and three due for delivery in 2021.